Significant Accounting Policies (Narrative) (Details)	12 Months Ended
Dec. 31, 2022
Computers [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years
Leasehold improvements [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives	2-8 years
Laboratory equipment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives	5-7 years
Machinery and equipment [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives	6-10 years
Office furniture, equipment and accessories [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Estimated useful lives	14 years